111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

April 3, 2017

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Massachusetts Investors Growth Stock Fund (the "Fund") (File Nos. 2-14677 and 811-859)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 99 (the "Amendment") to the Fund's Registration Statement on Form N-1A.  The Amendment was filed electronically on March 29, 2017.

Please call the undersigned at (617) 954-5843 or Patrick Aguiar at (617) 954-4698 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn